Financial instruments and risk management - Disclosure of Impairment of Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Balance	€ 774
Balance	607	€ 774
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Balance	774	1,066
Impairment loss recognized	1,203	4,102
Amounts written off	(1,370)	(4,394)
Balance	€ 607	€ 774